Report of Independent Accountants on Applying
Agreed-Upon Procedures

SFR JV-1 LP
15771 Red Hill Ave
Tustin, CA 97280

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SFR JV-1 LP (the “Company,” as the engaging party), Deutsche Bank Securities Inc., Morgan Stanley & Co. LLC, RBC Capital Markets, LLC, and BofA Securities, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Final Data Tape (as defined below) with respect to the TCN 2021-SFR1 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 889 Properties, which the Specified Parties instructed us to select randomly from the initial pool of 3,415 assets identified by the Company as being the properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the Loan Agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•
The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to September 15, 2021.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to information provided by the Company from October 7, 2021 to October 14, 2021.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Lease End Date	Acquisition Date
Actual Base Rent (Per Month)	Purchase Price per Contract / Bid Receipt

•	The phrase “Specified Attributes” refers to the Sample Attributes and the fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•
An electronic data file labeled “TCN 2021-SFN1 Borrower LLC Data Tape (cutoff 9.15.21) for PWC v2.xlsx”, received on October 8, 2021, containing the Sample Attributes as of the Property Cut-Off Date for the initial pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);

•
An electronic data file labeled “TCN 2021-SFN1 Borrower LLC Data Tape (cutoff 9.15.21) Final Tape 10.15.21 v2.xlsx”, received on October 22, 2021, containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•
An electronic data file labeled “MTM Samples.zip” containing resident ledgers from the Company’s property management system evidencing the transaction history of each Month to Month Sample Property (as defined below) (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “TCN 2021-SFR1 BPOs v2.xlsx” (the “BPO Results File”);
o	An electronic data file labeled “TCN 2021-1 PPA 9.15.21 for Final Tape.xlsx” (the “Purchase Price File”);
o	An electronic data file labeled “TAH SFR 2021-1 HOA Report.xlsx” (the “HOA Support File”);
o	An electronic data file labeled “TCN 2021-SFR1 MSA Mapping File.xlsx” (the “MSA Mapping File”);
o	An electronic data file labeled “TCN 2021-SFR1 HAP Rent.xlsx” (the “HAP File”);

o	An electronic data file labeled “TCN 2021-SFR1 Borrower LLC Preliminary Data Tape (cutoff 9.15.21) with Alliant Values .xlsx” (the “Insurance Support File”);
o	An electronic data file labeled “TCN 2021-1 Delinquent Rent 9.15.21.xlsx” (the “Delinquency File”);
o	An electronic data file labeled “TCN 2021-SFR1 Underwriting Assumption File.xlsx” (the “Underwriting Assumptions File”); and
o	An electronic data file labeled “TCN 2021-SFR1 Validation Report v2.xlsx” (the “Validation Report”).

Procedures Performed

1.
Using the Initial Data Tape, we randomly selected 889 Properties (the “Sample Properties”) from the 3,415 Properties represented on the Initial Data Tape.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
367	Lease Start Date	1/28/2021	Property was Vacant as of the Property Cut-Off Date
367	Lease End Date	9/1/2021	Property was Vacant as of the Property Cut-Off Date
367	Actual Base Rent (Per Month)	$1,400.00	Property was Vacant as of the Property Cut-Off Date
1	Acquisition Type	Non-Trustee	Portfolio
44	Acquisition Type	Non-Trustee	Portfolio
190	Acquisition Type	Non-Trustee	Portfolio
240	Acquisition Type	Non-Trustee	Portfolio
293	Acquisition Type	Non-Trustee	Portfolio
301	Acquisition Type	Non-Trustee	Portfolio
378	Acquisition Type	Non-Trustee	Portfolio
431	Acquisition Type	Non-Trustee	Portfolio
517	Acquisition Type	Non-Trustee	Portfolio
528	Acquisition Type	Non-Trustee	Portfolio
572	Acquisition Type	Non-Trustee	Portfolio
710	Acquisition Type	Non-Trustee	Portfolio
864	Acquisition Type	Non-Trustee	Portfolio
571	Actual Base Rent (Per Month)	$1,725.00	$1,412.70
260	Purchase Price Per Contract / Bid Receipt	$193,500.00	$195,000.00
261	Purchase Price Per Contract / Bid Receipt	$206,000.00	$214,990.00
293	Purchase Price Per Contract / Bid Receipt	$311,500.00	$307,000.00
423	Purchase Price Per Contract / Bid Receipt	$229,465.00	$234,465.00
439	Purchase Price Per Contract / Bid Receipt	$252,000.00	$255,000.00
648	Purchase Price Per Contract / Bid Receipt	$264,600.00	$270,000.00
783	Purchase Price Per Contract / Bid Receipt	$233,990.00	$235,990.00
786	Purchase Price Per Contract / Bid Receipt	$279,000.00	$279,900.00
810	Purchase Price Per Contract / Bid Receipt	$192,200.00	$195,000.00

2.
On the Final Data Tape, we identified 53 Properties where the Month to Month data attribute was equal to “Yes”.  Of these 53 Properties, 15 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties.  Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month to Month Sample Properties:

a)	the Lease Status data attribute was equal to “Leased” within the Final Data Tape;

b)	the Lease End Date Sample Attribute is prior to the Property Cut-Off Date; and

c)
as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of September 2021, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Delinquent? data attribute was equal to “Delinquent” on the Final Data Tape.

3.	For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed these procedures on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an audit, or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

October 25, 2021

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease End Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Actual Base Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Leased”, we compared the Actual Base Rent (Per Month) Sample Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Attribute to “Portfolio”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Attribute to “Trustee”.

3)
If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, settlement statement, or recorded deed, compared the Acquisition Type Sample Attribute to “Non-Trustee”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a recorded deed is available, compared the Acquisition Date Sample Attribute to information available in the recorded deed. If a recorded deed is not available, then

3)	If a bid receipt is available, compared the Acquisition Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

4)	If a purchase agreement is available, compared the Acquisition Date Sample Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price per Contract / Bid Receipt

Tolerance Level: +/- $10

Comparison Instructions:

1)
If a settlement statement is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the settlement statement.  If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either the purchase agreement, settlement statement, recorded deed or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File	A property was considered to be in an HOA if the value in the “HOA Annual Amount” field in the HOA Support File was greater than $0.
Closing and Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Acquisition Basis	Recalculate and compare	Recalculation: Purchase Price per Contract / Bid Receipt + Closing and Other Costs	Final Data Tape (Purchase Price per Contract / Bid Receipt, Closing and Other Costs)
Actual Rehab Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Acquisition Basis + Actual Rehab Cost	Final Data Tape (Acquisition Basis and Actual Rehab Cost)
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Lease Term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HAP File	A property was considered to be a Section 8 property if the value in the “Rental Income - HAP” field in the HAP File was greater than $0.
Delinquent?	Recalculate and compare	Recalculation: Delinquent if a) Property shows a Lease Status of “Leased”, and b) the amount of any delinquent balances outstanding for more than 30 days less any prepayments is greater than $499.99.	Delinquency File Final Data Tape (Lease Status)	Value of “Current” was calculated for vacant properties.
Total Rent (per Month)	Recalculate and compare	Recalculation: Actual Base Rent (per Month) + Other Rental Income (per Month)	Final Data Tape (Actual Base Rent (per Month) and Other Rental Income (per Month))
GPR Annual	Recalculate and compare	Recalculation: For vacant properties: Underwritten Rent (per Month) * 12 For leased properties: Actual Base Rent (per Month) * 12	Final Data Tape (Lease Status, Underwritten Rent (per Month) and Actual Base Rent (per Month))
Other Income Annual	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (“Other”) Final Data Tape (Market)
Total Gross Revenue	Recalculate and compare	Recalculation: GPR Annual + Other Income Annual	Final Data Tape (GPR Annual and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * (1- Market Vacancy)	Final Data Tape (Total Gross Revenue and Market Vacancy)
Property Management Expense	Recalculate and compare	Recalculation: Effective Rent * “Property Management Expense”	Underwriting Assumptions File (“Property Management Expense”); Final Data Tape (Effective Rent and Market)
Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File
Maintenance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (“Maintenance”) Final Data Tape (Market)
Lease-Up/Marketing	Recalculate and compare	Recalculation: GPR Annual * “Lease-Up/Marketing” * (1 - “Turnover Rate”)	Underwriting Assumptions File (“Lease-Up/Marketing” and “Turnover Rate”); Final Data Tape (GPR Annual and Market)
Turnover	Recalculate and compare	Recalculation: “Turnover” * (1 - “Turnover Rate”)	Underwriting Assumptions File (“Turnover” and “Turnover Rate”) Final Data Tape (Market)
Other Expense	Recalculate and compare	Recalculation: Effective Rent * “Other Expense”	Underwriting Assumptions File (“Other Expense”); Final Data Tape (Effective Rent and Market)
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense – Property Taxes – HOA – Insurance - Maintenance – Lease-Up / Marketing – Turnover – Other Expense	Final Data Tape (Effective Rent, Property Management Expense, Property Taxes, HOA, Insurance, Maintenance, Lease-Up/Marketing, Turnover, and Other Expense)
Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (“Capex Reserve”) Final Data Tape (Market)
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - Capex Reserve	Final Data Tape (Net Operating Income and Capex Reserve)